Property and Equipment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Property and Equipment [Abstract]
Depreciation expense	$ 5,666	$ 5,666	$ 22,663	$ 19,506	$ 18,262